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March 6, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                              Credit Suisse Opportunity Funds

Securities Act File No. 33-92982

Investment Company Act File No. 811-9054

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Credit Suisse Opportunity Funds (the “Trust”) hereby certifies that the definitive forms of prospectus and Statement of Additional Information for Credit Suisse Liquid Alternative Fund, a series of the Trust, dated March 5, 2012, do not differ from the forms of prospectus and Statement of Additional Information, respectively, contained in Post-Effective Amendment No. 40 to the Registration Statement of the Trust (the “Amendment”) electronically filed with the Securities and Exchange Commission on March 5, 2012.  The Amendment became effective on March 5, 2012.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh